Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2019
Entity Registrant Name	dei_EntityRegistrantName	Community Capital Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001078195
Amendment Flag	dei_AmendmentFlag	false
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Document Creation Date	dei_DocumentCreationDate	Apr. 20, 2020
Document Effective Date	dei_DocumentEffectiveDate	Apr. 20, 2020
Prospectus Date	rr_ProspectusDate	Oct. 01, 2019
COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

COMMUNITY CAPITAL TRUST
The Community Reinvestment Act Qualified Investment Fund
(the “Fund”)

CRA Shares (CRAIX)

Supplement dated April 17, 2020,
to the
CRA Shares Prospectus (the “Prospectus”)
dated October 1, 2019

This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.

The Fund’s after-tax returns have been revised. Accordingly, the Prospectus is hereby amended and supplemented as follows:

In the “Performance Information” section of the Prospectus, the “Average Annual Total Return” table is hereby deleted and replaced with the following:

AVERAGE ANNUAL TOTAL RETURN AS OF 12/31/18

CRA Shares	One Year	Five Years	Ten Years
Returns Before Taxes	0.10%	1.82%	2.52%
Returns After Taxes on Distributions	(0.84)%	0.87%	1.47%
Returns After Taxes on Distributions and Sale of Fund Shares	0.05%	0.97%	1.54%
Bloomberg Barclays Intermediate U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)	0.92%	2.09%	3.13%

Please retain this supplement for future reference.